                       TRAVELERS VINTAGE VARIABLE ANNUITY

                                CONTRACT PROFILE
                                  MAY 1, 1998

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US", "OUR" AND THE "COMPANY" REFER TO TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.

1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income payment options. Generally, an individual Contract will be issued; however in some states, a group Contract may be issued, and you will receive a Certificate. For convenience, we refer to both Contracts and Certificates as "Contracts." Under a tax-qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive regular income payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option 3 -- Joint and Last Survivor Annuity, in which payments are made for your life and the life of another person (usually your spouse). This option can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the cash surrender value of your Contract will be paid to you in equal payments; or Fixed Period -- the cash surrender value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.

Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT?

The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.

4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following variable funding options. The funding options are described in the prospectuses for the funds. The Concert Allocation Series Select Portfolios invest exclusively in shares of 29 underlying mutual funds ("Fund of Funds"), as described in the Fund prospectus. Depending on market conditions, you may make or lose money in any of these variable options:

DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable      Investors Fund
  Salomon Brothers Variable Total      Return Fund
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
  Concert Select Balanced Portfolio
  Concert Select Growth Portfolio
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  G.T. Global Strategic Income Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
TRAVELERS SERIES FUND, INC., CONTINUED
  Smith Barney International Equity Portfolio
  Smith Barney Large Capitalization
    Growth Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Money Market Portfolio
  Smith Barney Pacific Basin Portfolio
  TBC Managed Income Portfolio
  Van Kampen American Capital Enterprise
    Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio

5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual administrative charge of $30. The annual insurance charge varies depending on which death benefit you choose. For the standard death benefit, the insurance charge is 1.02% of the amounts you direct to the variable funding options; for the enhanced death benefit (if available) the insurance charge is 1.30%. There is a related sub-account administrative charge of .15% annually of the amounts directed to the variable funding options, regardless of which death benefit is elected.

Each funding option other than the Select Portfolios has a charge for investment management and other expenses. The charges, which vary by funding option, range from 0.65% to 1.38% annually, of the average daily net asset balance of the funding option. For the Select Portfolios, the management fee is 0.35% plus a pro rata portion of the management fees and other expenses of the underlying funds.

If you withdraw amounts under the Contract, the Company may deduct a withdrawal charge (0% to 6%) of the amount of purchase payments withdrawn from the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the total of the mortality and expense risk ("insurance") charge for the standard death benefit and the enhanced death benefit and, for each, the sub-account administrative charges, and reflects the $30 annual contract charge as
 .018%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio. The charges below reflect any expense reimbursement or fee waiver. For more detailed information, see the fee table in the Contract prospectus. For the five Concert Allocation Series Select Portfolios which invest in underlying funds exclusively, the charges include an estimate of the pro rata underlying funding option expenses. Such expenses range from .50% to 1.29%, as described fully in the Fund prospectus. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period.

The examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For year 1, the Total Annual Insurance Charges are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual charges assessed during that time, but no withdrawal charge is shown. For these examples, the premium tax is assumed to be 0%. In the table below, "(a)" represents charges and expenses for the Standard Death Benefit, and "(b)" represents charges and expenses for the Enhanced Death Benefit.

                                                                     TOTAL                EXAMPLES: TOTAL
                                                          TOTAL      ANNUAL               ANNUAL EXPENSES
                                                         ANNUAL     FUNDING     TOTAL       AT END OF:
                                                        INSURANCE    OPTION    ANNUAL    -----------------
                 PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio..........................  (a)    1.19%       0.78%     1.97%     $80       $229
                                                   (b)    1.47%       0.78%     2.25%      83        258
GREENWICH STREET SERIES FUND
    Total Return Portfolio.......................  (a)    1.19%       0.79%     1.98%      80        230
                                                   (b)    1.47%       0.79%     2.26%      83        259
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Total Return
      Fund.......................................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    Salomon Brothers Variable Investors Fund.....  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
    Concert Select Balanced Portfolio............  (a)    1.19%       1.10%     2.29%      83        262
                                                   (b)    1.47%       1.10%     2.57%      86        290
    Concert Select Conservative Portfolio*.......  (a)    1.19%       1.06%     2.25%      83        258
                                                   (b)    1.47%       1.06%     2.53%      86        286
    Concert Select Growth Portfolio..............  (a)    1.19%       1.15%     2.34%      84        267
                                                   (b)    1.47%       1.15%     2.62%      86        295
    Concert Select High Growth Portfolio*........  (a)    1.19%       1.24%     2.43%      85        276
                                                   (b)    1.47%       1.24%     2.71%      87        304
    Concert Select Income Portfolio*.............  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation Portfolio...........  (a)    1.19%       0.85%     2.04%      81        237
                                                   (b)    1.47%       0.85%     2.32%      83        265
    Alliance Growth Portfolio....................  (a)    1.19%       0.82%     2.01%      80        234
                                                   (b)    1.47%       0.82%     2.29%      83        262
    G.T. Global Strategic Income Portfolio.......  (a)    1.19%       1.07%     2.26%      83        259
                                                   (b)    1.47%       1.07%     2.54%      86        287
    MFS Total Return Portfolio...................  (a)    1.19%       0.86%     2.05%      81        238
                                                   (b)    1.47%       0.86%     2.33%      84        266
    Putnam Diversified Income Portfolio..........  (a)    1.19%       0.88%     2.07%      81        240
                                                   (b)    1.47%       0.88%     2.35%      84        268
    Smith Barney High Income Portfolio...........  (a)    1.19%       0.70%     1.89%      79        221
                                                   (b)    1.47%       0.70%     2.17%      82        250
    Smith Barney International Equity
      Portfolio..................................  (a)    1.19%       1.01%     2.20%      82        253
                                                   (b)    1.47%       1.01%     2.48%      85        281
    Smith Barney Large Capitalization Growth
      Portfolio..................................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280

                                                                     TOTAL                EXAMPLES: TOTAL
                                                          TOTAL      ANNUAL               ANNUAL EXPENSES
                                                         ANNUAL     FUNDING     TOTAL       AT END OF:
                                                        INSURANCE    OPTION    ANNUAL    -----------------
                 PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------------

TRAVELERS SERIES FUND, INC. (CONT.)
    Smith Barney Large Cap Value Portfolio.......  (a)    1.19%       0.69%     1.88%     $79       $220
      (formerly Smith Barney Income and Growth
         Portfolio)                                (b)    1.47%       0.69%     2.16%      82        249
    Smith Barney Money Market Portfolio..........  (a)    1.19%       0.65%     1.84%      79        216
                                                   (b)    1.47%       0.65%     2.12%      81        245
    Smith Barney Pacific Basin Portfolio.........  (a)    1.19%       1.38%     2.57%      86        290
                                                   (b)    1.47%       1.38%     2.85%      89        317
    TBC Managed Income Portfolio.................  (a)    1.19%       0.87%     2.06%      81        239
                                                   (b)    1.47%       0.87%     2.34%      84        267
    Van Kampen American Capital Enterprise
      Portfolio..................................  (a)    1.19%       0.74%     1.93%      80        225
                                                   (b)    1.47%       0.74%     2.21%      82        254
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...................  (a)    1.19%       0.80%     1.99%      80        231
                                                   (b)    1.47%       0.80%     2.27%      83        260
    Disciplined Mid Cap Stock Portfolio..........  (a)    1.19%       0.95%     2.14%      82        247
                                                   (b)    1.47%       0.95%     2.42%      84        275
    Disciplined Small Cap Stock Portfolio........  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    MFS Emerging Growth Portfolio................  (a)    1.19%       0.95%     2.14%      82        247
                                                   (b)    1.47%       0.95%     2.42%      84        275
    MFS Research Portfolio.......................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    Strategic Stock Portfolio....................  (a)    1.19%       0.90%     2.09%      81        242
                                                   (b)    1.47%       0.90%     2.37%      84        270

* Not available to new contract owners after May 1, 1998, in most states.

6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the Contract are made with after tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the Company for 7 years or more). After the first contract year, you may withdraw up to 15% (10% in New York) of the contract value (as of the end of the previous contract year) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the variable funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These numbers reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The numbers do not reflect any withdrawal charge, or any applicable taxes which, if applied, would reduce such performance. Past performance is not a guarantee of future results. Performance information that predates the separate account is considered "nonstandard" by the SEC. Such nonstandard performance information is shown in the Statement of Additional Information that you may request free of charge.

LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):

                                           STANDARD DEATH BENEFIT                    ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        INCEPTION
         PORTFOLIO NAME               1997          1996          1995          1997          1996          1995          DATE
---------------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Total Return Portfolio.......     15.47%       23.93%        23.43%         15.14%       23.59%        23.08%       11/21/94
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation
      Portfolio..................     10.83%       13.55%           --          10.52%       13.23%           --        10/10/95
    Alliance Growth Portfolio....     27.51%       27.85%        33.27%         27.15%       27.49%        32.90%        6/20/94
    G.T. Global Strategic Income
      Portfolio..................      6.14%       17.39%        18.58%          5.84%       17.06%        18.24%        6/20/94
    MFS Total Return Portfolio...     19.76%       13.14%        24.21%         19.43%       12.82%        23.86%        6/20/94
    Putnam Diversified Income
      Portfolio..................      6.42%        6.95%        16.00%          6.13%        6.65%        15.68%        6/20/94
    Smith Barney High Income
      Portfolio..................     12.51%       11.80%        17.68%         12.20%       11.48%        17.35%        6/20/94
    Smith Barney International
      Equity Portfolio...........      1.49%       16.32%         9.96%          1.20%       15.99%         9.66%        6/20/94
    Smith Barney Large Cap Value
      Portfolio (formerly Smith
      Barney Income and Growth
      Portfolio).................     25.14%       18.36%        31.50%         24.79%       18.02%        31.33%        6/20/94
    Smith Barney Money Market
      Portfolio..................      3.85%        3.71%         4.17%          3.56%        3/42%         3.87%        6/20/94
    Smith Barney Pacific Basin
      Portfolio..................    -28.88%        8.03%         1.19%        -29.08%        7.73%         0.91%        6/20/94
    TBC Managed Income
      Portfolio..................      8.43%        1.79%        14.54%          8.13%        1.51%        14.22%        6/20/94
    Van Kampen American Capital
      Enterprise Portfolio.......     27.09%       21.47%        31.12%         26.73%       21.13%        30.75%        6/20/94
THE TRAVELERS SERIES TRUST
    MFS Emerging Growth
      Portfolio..................     19.77%          --            --          19.43%          --            --         8/30/96

Those funding options not illustrated above do not yet have one full year of performance history.

9. DEATH BENEFIT. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The value of the death benefits will be determined at the close of the business day on which the Company's Home Office receives due proof of death and written distribution instructions. In most states, you may choose (at the time of purchase) between the standard death benefit and the enhanced death benefit.

Under the standard death benefit, if you die before you reach age 85 and before the maturity date, the death benefit equals the greatest of: (1) the contract value; (2) the total purchase payments made under the Contract less all partial withdrawals; or (3) the contract value on the latest fifth contract year anniversary occurring on or before your 75(th) birthday.

Assuming you are the annuitant, if you die on or after age 85 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

Under the enhanced death benefit, if you die before you reach age 80 and before the maturity date, the enhanced death benefit equals the greatest of (1) the contract value; (2) the 5% Roll-Up Death Benefit Value; or (3) the maximum of all annual Step-Up Death Benefit Values. See the Contract prospectus for a complete explanation of this enhanced death benefit.

If you die on or after age 80, different death benefit values will be payable to your beneficiary. See the Contract prospectus for details.

Assuming you are the annuitant, if you die on or after age 90 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

For contracts sold prior to June 1, 1997, please refer to Appendix C.

In all cases described above, amounts will be reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted. The enhanced death benefit may not be available in all states. Certain states may have varying age requirements. Please refer to the Contract prospectus.

10. OTHER INFORMATION

RIGHT TO RETURN

If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract value (including charges). Where state law requires a longer period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFERS

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Please refer to Appendix B for information regarding transfers between the Fixed Account and variable funding options.

ADDITIONAL FEATURES

This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:
    Travelers Insurance Company
    Annuity Investor Services
    One Tower Square
    Hartford, CT 06183-9061

                          TRAVELERS VINTAGE PROSPECTUS

This prospectus describes Travelers Vintage, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Vintage may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options") of the Travelers Fund BD for Variable Annuities ("Fund BD")). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:

DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable      Investors Fund
  Salomon Brothers Variable Total      Return Fund
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
  Concert Select Balanced Portfolio
  Concert Select Growth Portfolio
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  G.T. Global Strategic Income Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
TRAVELERS SERIES FUND, INC., CONTINUED
  Smith Barney International Equity Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Money Market Portfolio
  Smith Barney Pacific Basin Portfolio
  TBC Managed Income Portfolio
  Van Kampen American Capital Enterprise
    Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This Prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund BD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, call 1-800-842-8573, or access the SEC's website (http:www.sec.gov). The Contents of the SAI appears in Appendix D of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      7
THE ANNUITY CONTRACT...................      7
Purchase Payments......................      7
Accumulation Units.....................      7
The Funding Options....................      7
Substitutions and Additions............     10
CHARGES AND DEDUCTIONS.................     10
Withdrawal Charge......................     10
Free Withdrawal Allowance..............     11
Administrative Charges.................     11
Mortality and Expense Risk Charge......     11
Reduction or Elimination of Contract
  Charges..............................     11
Funding Option Expenses................     12
Premium Tax............................     12
Changes in Taxes Based Upon Premium or
  Value................................     12
OWNERSHIP PROVISIONS...................     12
Types of Ownership.....................     12
Beneficiary............................     12
Annuitant..............................     13
TRANSFERS..............................     13
Dollar Cost Averaging..................     13
SURRENDERS AND REDEMPTIONS.............     14
Systematic Withdrawals.................     14
Loans..................................     14
DEATH BENEFIT..........................     14
Death Proceeds Before the Maturity
  Date.................................     15
Death Proceeds After the Maturity
  Date.................................     16
THE ANNUITY PERIOD.....................     17
Maturity Date..........................     17
Allocation of Annuity..................     17
Variable Annuity.......................     17
Fixed Annuity..........................     18
PAYMENT OPTIONS........................     18
Election of Options....................     18
Annuity Options........................     18
Income Options.........................     19
MISCELLANEOUS CONTRACT PROVISIONS......     20
Right to Return........................     20
Termination............................     20
Required Reports.......................     20
Suspension of Payments.................     20
Transfers of Contract Values to Other
  Annuities............................     20
THE SEPARATE ACCOUNT...................     20
Mixed and Shared Funding...............     21
Performance Information................     21
FEDERAL TAX CONSIDERATIONS.............     22
General Taxation of Annuities..........     22
Types of Contracts: Qualified or
  Nonqualified.........................     22
Nonqualified Annuity Contracts.........     22
Qualified Annuity Contracts............     23
Penalty Tax for Premature
  Distributions........................     23
Diversification Requirements for
  Variable Annuities...................     23
Ownership of the Investments...........     23
Mandatory Distributions for Qualified
  Plans................................     24
OTHER INFORMATION......................     24
The Insurance Company..................     24
IMSA...................................     24
Year 2000 Compliance...................     24
Distribution of Variable Annuity
  Contracts............................     25
Conformity with State and Federal
  Laws.................................     25
Voting Rights..........................     25
Legal Proceedings And Opinions.........     25
APPENDIX A: Condensed Financial
  Information..........................     27
APPENDIX B: The Fixed Account..........     29
APPENDIX C.............................     30
APPENDIX D: Contents of the Statement
  of Additional Information............     31

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit......................      7
Annuitant..............................     13
Annuity Payments.......................     17
Annuity Unit...........................     17
Cash Surrender Value...................     14
Contract Date..........................      7
Contract Owner (You, Your).............     12
Contract Value.........................      7
Contract Year..........................      7
Fixed Account..........................     29
Funding Option(s)......................      7
Income Payments........................     18
Maturity Date..........................      7
Purchase Payment.......................      7
Written Request........................      7

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase
      payments):
        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                    1                             6%
                    2                             6%
                    3                             6%
                    4                             3%
                    5                             2%
                    6                             1%
            7 and thereafter                      0%
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)

                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality and Expense Risk Charge....................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December
  31, 1997, unless otherwise noted.)

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
              UNDERLYING FUNDING OPTIONS:                 REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
GREENWICH STREET SERIES FUND
    Total Return Portfolio..............................       0.55%            0.24%           0.79%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Total Return Fund.........       0.80%            0.20%(1)        1.00%
    Salomon Brothers Variable Investors Fund............       0.70%            0.30%(1)        1.00%
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
    Concert Select Balanced Portfolio...................       0.35%            0.75%(2)        1.10%
    Concert Select Conservative Portfolio(7)............       0.35%            0.71%(2)        1.06%
    Concert Select Growth Portfolio.....................       0.35%            0.80%(2)        1.15%
    Concert Select High Growth Portfolio(7).............       0.35%            0.89%(2)        1.24%
    Concert Select Income Portfolio(7)..................       0.35%            0.65%(2)        1.00%
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation Portfolio..................       0.80%            0.05%(4)        0.85%
    Alliance Growth Portfolio...........................       0.80%            0.02%(4)        0.82%
    G.T. Global Strategic Income Portfolio..............       0.80%            0.27%(3)        1.07%
    MFS Total Return Portfolio..........................       0.80%            0.06%(4)        0.86%
    Putnam Diversified Income Portfolio.................       0.75%            0.13%(4)        0.88%
    Smith Barney High Income Portfolio..................       0.60%            0.10%(4)        0.70%
    Smith Barney International Equity Portfolio.........       0.90%            0.11%(4)        1.01%
    Smith Barney Large Cap Growth Portfolio.............       0.75%            0.25%(4)        1.00%
    Smith Barney Large Cap Value Portfolio (formerly
      Smith Barney Income and Growth Portfolio).........       0.65%            0.04%(4)        0.69%
    Smith Barney Money Market Portfolio.................       0.60%            0.05%(3)        0.65%
    Smith Barney Pacific Basin Portfolio................       0.90%            0.48%(3)        1.38%
    TBC Managed Income Portfolio........................       0.65%            0.22%(4)        0.87%
    Van Kampen American Capital Enterprise Portfolio....       0.70%            0.04%(4)        0.74%

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
              UNDERLYING FUNDING OPTIONS:                 REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..........................       0.60%            0.20%(5)        0.80%
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(6)        0.95%
    Disciplined Small Cap Stock Portfolio...............       0.80%            0.20%(5)        1.00%
    MFS Emerging Growth Portfolio.......................       0.75%            0.20%(6)        0.95%
    MFS Research Portfolio..............................       0.80%            0.20%(5)        1.00%
    Strategic Stock Portfolio...........................       0.60%            0.30%(5)        0.90%

NOTES:

The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap for the fiscal year ending December 31, 1998 on the total operating expenses of each Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses) at the amounts shown in the table through the reimbursement of expenses. Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the INVESTORS FUND; and 1.91% and 2.71%, respectively, for the TOTAL RETURN FUND.

(2) The Concert Allocation Series Select Portfolios (a "Fund of Funds") invest in the shares of other mutual funds. Their management fee is 0.35% and they have no expenses. The other expenses shown are based on the expected weighted average of underlying fund expense ratios (which include a management fee and other expenses) as of January 31, 1998, the underlying funds' fiscal year end. See the Fund prospectus for information regarding the equity/fixed income (including money market) investment target and range for each portfolio, and for the expense ratios for the underlying funds. Such ratios range from 0.50% to 1.29%.

(3) Other expenses are as of October 31, 1997 and take into account the current expense limitations agreed to by the Portfolios' investment manager (the "Manager"). The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. Without such arrangements, the Total Expenses for the Portfolios would have been as follows: 1.58% for SMITH BARNEY PACIFIC BASIN PORTFOLIO; 1.38% for G.T. GLOBAL STRATEGIC INCOME PORTFOLIO; and 0.67% for SMITH BARNEY MONEY MARKET PORTFOLIO.

(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.

(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO and MFS RESEARCH PORTFOLIO; 0.80% for the CONVERTIBLE BOND PORTFOLIO, and 0.90% for STRATEGIC STOCK PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.

(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Funding Option Expenses would have been 1.05% for MFS EMERGING GROWTH PORTFOLIO, and 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO.

(7) Not available to new contract owners after May 1, 1998, in most States.

EXAMPLE*: STANDARD DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN**:            ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTION         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.............    $80      $122      $126       $229      $20       $62      $106       $229
GREENWICH STREET SERIES FUND
    Total Return Portfolio..........     80       122       127        230       20        62       107        230
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    Salomon Brothers Variable Total
      Return Fund...................     82       128       137        252       22        68       117        252
    Salomon Brothers Variable
      Investors Fund................     82       128       137        252       22        68       117        252
SMITH BARNEY CONCERT ALLOCATION
  SERIES, INC.
    Concert Select Balanced
      Portfolio.....................     83       131       142        262       23        71       122        262
    Concert Select Conservative
      Portfolio***..................     83       130       140        258       23        70       120        258
    Concert Select Growth
      Portfolio.....................     84       133       145        267       24        73       125        267
    Concert Select High Growth
      Portfolio***..................     85       136       149        276       25        76       129        276
    Concert Select Income
      Portfolio***..................     82       128       137        252       22        68       117        252
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation
      Portfolio.....................     81       124       130        237       21        64       110        237
    Alliance Growth Portfolio.......     80       123       128        234       20        63       108        234
    G.T. Global Strategic Income
      Portfolio.....................     83       131       141        259       23        71       121        259
    MFS Total Return Portfolio......     81       124       130        238       21        64       110        238
    Putnam Diversified Income
      Portfolio.....................     81       125       131        240       21        65       111        240
    Smith Barney High Income
      Portfolio.....................     79       119       122        221       19        59       102        221
    Smith Barney International
      Equity Portfolio..............     82       129       138        253       22        69       118        253
    Smith Barney Large
      Capitalization Growth
      Portfolio.....................     82       128       137        252       22        68       117        252
    Smith Barney Large Cap Value
      Portfolio (formerly Smith
      Barney Income and Growth
      Portfolio)....................     79       119       122        220       19        59       102        220
    Smith Barney Money Market
      Portfolio.....................     79       118       119        216       19        58        99        216
    Smith Barney Pacific Basin
      Portfolio.....................     86       140       156        290       26        80       136        290
    TBC Managed Income Portfolio....     81       125       131        239       21        65       111        239
    Van Kampen American Capital
      Enterprise Portfolio..........     80       121       124        225       20        61       104        225
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio......     80       122       127        231       20        62       107        231
    Disciplined Mid Cap Stock
      Portfolio.....................     82       127       135        247       22        67       115        247
    Disciplined Small Cap Stock
      Portfolio.....................     82       128       137        252       22        68       117        252
    MFS Emerging Growth Portfolio...     82       127       135        247       22        67       115        247
    MFS Research Portfolio..........     82       128       137        252       22        68       117        252
    Strategic Stock Portfolio.......     81       125       132        242       21        65       112        242

* The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The Example reflects the $30 Annual Contract Administrative Charge as an annual charge of 0.018% of assets.

** The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least five years' duration is begun after the first Contract Year. (See "Charges and Deductions.")

*** Not available to new contract owners after May 1, 1998, in most states.

EXAMPLE*: ENHANCED DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN**:            ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTION         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.............    $83      $130      $140       $258      $23       $70      $120       $258
GREENWICH STREET SERIES FUND
    Total Return Portfolio..........     83       131       141        259       23        71       121        259
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    Salomon Brothers Variable Total
      Return Fund...................     85       137       151        280       25        77       131        280
    Salomon Brothers Variable
      Investors Fund................     85       137       151        280       25        77       131        280
SMITH BARNEY CONCERT ALLOCATION
  SERIES, INC.
    Concert Select Balanced
      Portfolio.....................     86       140       156        290       26        80       136        290
    Concert Select Conservative
      Portfolio***..................     86       139       154        286       26        79       134        286
    Concert Select Growth
      Portfolio.....................     86       141       159        295       26        81       139        295
    Concert Select High Growth
      Portfolio***..................     87       144       163        304       27        84       143        304
    Concert Select Income
      Portfolio***..................     85       137       151        280       25        77       131        280
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation
      Portfolio.....................     83       132       144        265       23        72       124        265
    Alliance Growth Portfolio.......     83       131       142        262       23        71       122        262
    G.T. Global Strategic Income
      Portfolio.....................     86       139       155        287       26        79       135        287
    MFS Total Return Portfolio......     84       133       144        266       24        73       124        266
    Putnam Diversified Income
      Portfolio.....................     84       133       145        268       24        73       125        268
    Smith Barney High Income
      Portfolio.....................     82       128       136        250       22        68       116        250
    Smith Barney International
      Equity Portfolio..............     85       137       152        281       25        77       132        281
    Smith Barney Large
      Capitalization Growth
      Portfolio.....................     85       137       151        280       25        77       131        280
    Smith Barney Large Cap Value
      Portfolio (formerly Smith
      Barney Income and Growth
      Portfolio)....................     82       128       136        249       22        68       116        249
    Smith Barney Money Market
      Portfolio.....................     81       126       134        245       21        66       114        245
    Smith Barney Pacific Basin
      Portfolio.....................     89       148       170        317       29        88       150        317
    TBC Managed Income Portfolio....     84       133       145        267       24        73       125        267
    Van Kampen American Capital
      Enterprise Portfolio..........     82       129       138        254       22        69       118        254
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio......     83       131       141        260       23        71       121        260
    Disciplined Mid Cap Stock
      Portfolio.....................     84       135       149        275       24        75       129        275
    Disciplined Small Cap Stock
      Portfolio.....................     85       137       151        280       25        77       131        280
    MFS Emerging Growth Portfolio...     84       135       149        275       24        75       129        275
    MFS Research Portfolio..........     85       137       151        280       25        77       131        280
    Strategic Stock Portfolio.......     84       134       146        270       24        74       126        270

* The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The Example reflects the $30 Annual Contract Administrative Charge as an annual charge of 0.018% of assets.

** The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least five years' duration is begun after the first Contract Year. (See "Charges and Deductions.")

*** Not available to new contract owners after May 1, 1998, in most states.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between you (the contract owner) and Travelers Insurance Company ("us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio          Seeks to maximize capital appreciation.             The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Total Return Portfolio       An equity portfolio that seeks to provide total     Mutual Management Corporation
                                 return, consisting of long-term capital             ("MMC") (formerly Smith Barney
                                 appreciation and income. The Portfolio will invest  Mutual Funds Management, Inc.)
                                 primarily in a diversified portfolio of
                                 dividend-paying common stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current income   Salomon Brothers Asset
    Investors Fund               is a secondary objective.                           Management ("SBAM")
    Salomon Brothers Variable    Seeks above-average income (compared to a           SBAM
    Total Return Fund            portfolio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY CONCERT ALLOCATION
SERIES, INC.
    Concert Select Balanced      Seeks a balance of growth of capital and income by  Travelers Investment Adviser
    Portfolio                    investing in a select group of mutual funds.        ("TIA")
    Concert Select Growth        Seeks long-term growth of capital by investing in   TIA
    Portfolio                    a select group of mutual funds.
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: AIM Capital
                                 medium-sized and smaller emerging growth            Management Inc.
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing      TIA
                                 predominantly in equity securities of companies     Subadviser: Alliance Capital
                                 with a favorable outlook for earnings and whose     Management L.P.
                                 rate of growth is expected to exceed that of the
                                 U.S. economy over time. Current income is only an
                                 incidental consideration.
    G.T. Global Strategic        Seeks primarily high current income and,            TIA
    Income Portfolio             secondarily, capital appreciation. The Portfolio    Subadviser: G.T. Capital
                                 allocates its assets among debt securities of       Management, Inc.
                                 issuers in the U.S., developed foreign countries,
                                 and emerging markets.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putman Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  MMC
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC. (CONT.)
    Smith Barney International   Seeks total return on assets from growth of         MMC
    Equity Portfolio             capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.

    Smith Barney Large           Seeks long-term growth of capital by investing in   MMC
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.

    Smith Barney Large Cap       Seeks current income and long-term growth of        MMC
    Value Portfolio (formerly    income and capital by investing primarily, but not
    "Smith Barney Income and     exclusively, in common stocks.
    Growth Portfolio")

    Smith Barney Money Market    Seeks maximum current income and preservation of    MMC
    Portfolio                    capital by investing in high quality, short-term
                                 money market instruments. An investment in this
                                 fund is neither insured nor guaranteed by the U.S.
                                 Government, and there is no assurance that a
                                 stable $1 value per share will be maintained.

    Smith Barney Pacific Basin   Seeks long-term capital appreciation, through       MMC
    Portfolio                    investment primarily in equity securities of
                                 companies in Asian Pacific Countries.

    TBC Managed Income           Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: The Boston Company
                                 debt obligations, preferred stocks, and             Asset
                                 obligations issued or guaranteed by the U.S.        Management, Inc.
                                 Government or its agencies or instrumentalities.

    Van Kampen American Capital  Seeks capital appreciation through investment in    MMC
    Enterprise Portfolio         securities believed to have above-average           Subadviser: Van Kampen American
                                 potential for capital appreciation. Any income      Capital Asset Management, Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.

THE TRAVELERS SERIES TRUST

    Convertible Bond Portfolio   Seeks current income and capital appreciation by    Travelers Asset Management
                                 investing in convertible securities and in          International Corporation
                                 combinations of nonconvertible fixed-income         ("TAMIC")
                                 securities and warrants or call options that
                                 together resemble convertible securities.

    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Fund                         a broadly diversified portfolio of common stocks.   Subadviser: Travelers
                                                                                     Investment Management Company
                                                                                     ("TIMCO")

    Disciplined Small Cap Fund   Seeks long-term capital appreciation by investing   TAMIC
                                 primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.

    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and     TAMIC
    Portfolio                    interest income from portfolio securities, if any,  Subadviser: MFS is incidental.

    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)

    Strategic Stock Portfolio    Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yield stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 the Standard & Poor's 100 Stock Index.

SUBSTITUTIONS AND ADDITIONS

If any of the funding options should become unavailable for allocating purchase payments, or if we believe that further investment in a funding option becomes inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE

No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first six years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.

The withdrawal charge is equal to a percentage of the amount of purchase payments withdrawn from the Contract and is calculated as follows:

    LENGTH OF TIME FROM
      PURCHASE PAYMENT                  WITHDRAWAL
     (NUMBER OF YEARS)                    CHARGE
             1                              6%
             2                              6%
             3                              6%
             4                              3%
             5                              2%
             6                              1%
      7 and thereafter                      0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from any free withdrawal amount (as described below); next from remaining purchase payments (on a first-in, first-out basis); and then from contract earnings (in excess of any free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

There is a 15% free withdrawal allowance available each year after the first contract year (10% in New York). The available withdrawal amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

A contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of August of each year by cancelling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a Contract administrative charge:
(1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. We reserve the right to lower the mortality and expense risk charge at any time. The mortality risk portion of the insurance charge compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the standard or the enhanced death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

For those contract owners who have elected a standard death benefit provision, the mortality and expense risk charge is equivalent, on an annual basis, to 1.02% of the daily net asset value of amounts held in the Separate Account.

For those contract owners who have elected an enhanced death benefit provision, the mortality and expense risk charge is equivalent, on an annual basis, to 1.30% of the daily net asset value of amounts held in the Separate Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of sales or administrative expenses and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and
(3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses, administrative charges or mortality and expense risk charges. For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will reduction or elimination of the withdrawal charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon the premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the contract (on the Specifications page), or to any other person to whom the Contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by joint action. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Succeeding Owner. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner has no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, the beneficiaries will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, the beneficiary named in the Contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the Contract is in effect.

For nonqualified contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. A contingent annuitant may not be changed, deleted or added to the Contract after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------

At any time up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. For information regarding the transfer of funds between the Fixed Account and variable funding options, please refer to Appendix B.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total Contract Value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum total automated transfer amount is $400.

You may establish automated transfers of Contract Values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months (six months under certain special circumstances), from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                           SURRENDERS AND REDEMPTIONS
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value for a period of not more than seven days after the request is received, but it is our intent to pay as soon as possible. We cannot process withdrawal requests that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a minimum contract value of $15,000. We will surrender accumulation units from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, contract owner or the first of joint owners dies and there is no contingent annuitant. Two different types of death benefits are available under the Contract: a Standard Death Benefit and an Enhanced Death Benefit (the Enhanced Death Benefit may not be available in all jurisdictions). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written instructions on the distribution of death benefit proceeds.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT. Under the standard death benefit, IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

     1) the contract value;

     2) the total purchase payments made under the Contract; or

     3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

IF THE ANNUITANT DIES ON OR AFTER AGE 75, BUT BEFORE AGE 85 (AGE 90 IN FLORIDA) AND BEFORE THE MATURITY DATE, the Company will pay to the Beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior loans not previously deducted:

     1) the contract value;

     2) the total purchase payments made under the Contract; or

     3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

IF THE ANNUITANT DIES ON OR AFTER AGE 85 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the contract value, less any applicable premium tax or outstanding loans.

ENHANCED DEATH BENEFIT

IF THE ANNUITANT DIES BEFORE AGE 80 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans.

     1) the contract value;

     2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date; or

     3) the maximum of all Step-Up Death Benefit Values (as described below) in effect on the Death Report Date.

IF THE ANNUITANT DIES ON OR AFTER AGE 80, BUT BEFORE AGE 90 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans as of the Death Report Date:

     1) the contract value;

     2) the Roll-Up Death Benefit Value (as described below) available at the annuitant's 80th birthday, plus any additional purchase payments and less any Partial Surrender Reductions (as described below) which occur after the annuitant's 80th birthday; or

     3) the maximum of all Step-Up Death Benefit Values (as described below) in effect on the Death Report Date which are associated with any contract date anniversary occurring on or before the annuitant's 80th birthday.

IF THE ANNUITANT DIES ON OR AFTER AGE 90 AND BEFORE THE MATURITY DATE, the death benefit payable as of the Death Report Date will be the Contract Value, less any applicable premium tax or outstanding loans.

THE 5% ROLL-UP DEATH BENEFIT VALUE. On the contract date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each contract date anniversary, the Roll-Up Death Benefit Value will be recalculated as follows:

     a) the Roll-Up Death Benefit Value as of the previous contract date anniversary;

     b) plus any purchase payments during the previous contract year;

     c) minus any Partial Surrender Reductions (as described below) during the previous contract year;

     d) the sum of (a) through (c) increased by 5% equals the new Roll-Up Death Benefit Value.

On dates other than the contract date anniversary, the Roll-Up Death Benefit Value equals:

     a) the Roll-Up Death Benefit Value on the previous contract date anniversary;

     b) plus any Purchase Payments made since the previous contract date anniversary;

     c) minus any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The maximum Roll-Up Death Benefit payable equals 200% of the difference between all purchase payments and all Partial Surrender Reductions (as described below).

ANNUAL STEP-UP DEATH BENEFIT VALUE. A separate Step-Up Death Benefit Value will be established on each anniversary of the contract date which occurs on or prior to the Death Report Date and will initially equal the contract value on that anniversary. After a Step-Up Death Benefit Value has been established, it will be recalculated each time a Purchase Payment is made or a partial surrender is taken until the Death Report Date. Step-Up Death Benefit Values will be recalculated by increasing them by the amount of each applicable Purchase Payment and by reducing them by a Partial Surrender Reduction (as described below) for each applicable partial surrender. Recalculations of Step-Up Death Benefit Values related to any Purchase Payments or any partial surrenders will be made in the order that such Purchase Payments or partial surrenders occur.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a Death Benefit Value (Step-Up or Roll-Up) immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by the contract value immediately prior to the partial surrender.

NOTE: IF AN ANNUITANT WHO IS NOT ALSO AN OWNER OR A JOINT OWNER DIES PRIOR TO THE MATURITY DATE while this Contract is in effect and while the contingent annuitant is living:

     1) the contract value will not be payable upon the annuitant's death;

     2) the contingent annuitant becomes the annuitant; and

     3) all other rights and benefits provided by this Contract will continue in effect.

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect, unless otherwise provided.

ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 1997 (SEE APPENDIX
C).

DEATH PROCEEDS AFTER THE MATURITY DATE

If the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value shall be applied to provide an annuity funded by the same funding options selected during the accumulation period. At least 30 days prior to the maturity date, you may transfer your contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding annuity unit value as of 14 days before the date annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. The amount applied to effect an annuity will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The

Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the settlement options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity" above. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump sum.

The amount applied to effect an annuity or income option will be the cash surrender value as of the date payments begin, less any applicable premium taxes not previously deducted. The cash surrender value used to determine the amount of any such payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value of the Contract may be paid under one or more of the following annuity options.

Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant, terminating with the last payment preceding death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetime of the annuitant and a second person. One will be designated as the primary payee, the other will be designated as the secondary payee. On the death of the secondary payee, the Company will continue to make annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variation of this provision, the Company will comply. Refer to your contract for any state-specific information.

TERMINATION

No purchase payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the contract owner the cash surrender value (contract value, in the states that so require), less any applicable administrative charge or premium tax.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund BD for Variable Annuities ("Fund BD") was established on October 22, 1993 and is registered with the SEC as a unit investment trust ("Separate Account") under the

Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund BD will be invested exclusively in the shares of the variable funding options.

The assets of Fund BD are held for the exclusive benefit of the owners of this Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund BD are, in accordance with the Contracts, credited to or charged against Fund BD without regard to other income, gains and losses of the Company. The assets held by Fund BD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund BD. All such income and/or distributions are reinvested in shares of the respective funding options at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

MIXED AND SHARED FUNDING

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PERFORMANCE INFORMATION

From time to time, we may advertise different types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "non-standardized total returns," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For underlying funds that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such underlying funds would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), and Keogh Plans and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rates, unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including requirements for mandatory distributions and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in the State of Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contracts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and results of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. Such sales representatives may receive compensation of up to 7% of the payments made under the Contracts.

From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell Variable Annuities under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and all are members of the National Association of Securities Dealers, Inc. Tower Square Securities, Inc., an affiliate of the Company, is the principal underwriter for the Contracts; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the separate account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                                                  PERIOD FROM
                                                                                                                 JUNE 2, 1994
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED         (EFFECTIVE DATE)
                                             DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995         DE1994ER
                                            STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
 ALLIANCE GROWTH PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.785    $ 1.772    $  1.396   $ 1.390    $ 1.047    $ 1.046     $1.000     $1.000
 Unit Value at end of period                  2.276      2.254       1.785     1.772      1.396      1.390      1.047      1.046
 Number of units outstanding at end of
   period (thousands)                       144,307     30,063     123,294    27,251     79,334     20,571     16,522      7,338
 VAN KAMPEN AMERICAN CAPITAL ENTERPRISE
   PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.655    $ 1.643    $  1.362   $ 1.356    $ 1.039    $ 1.037     $1.000     $1.000
 Unit Value at end of period                  2.103      2.083       1.655     1.643      1.362      1.356      1.039      1.037
 Number of units outstanding at end of
   period (thousands)                        55,871     13,032      45,338    10,652     26,473      6,569      2,941      1,618
 TBC MANAGED INCOME PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.163    $ 1.154    $  1.142   $ 1.137    $ 0.997    $ 0.995     $1.000     $1.000
 Unit Value at end of period                  1.261      1.248       1.163     1.154      1.142      1.137      0.997      0.995
 Number of units outstanding at end of
   period (thousands)                        17,887      3,091      15,376     2,502     11,294      1,783      2,849        980
 G.T. GLOBAL STRATEGIC INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.316    $ 1.306    $  1.121   $ 1.116    $ 0.945    $ 0.944     $1.000     $1.000
 Unit Value at end of period                  1.397      1.383       1.316     1.306      1.121      1.116      0.945      0.944
 Number of units outstanding at end of
   period (thousands)                        12,834      2,883      11,505     2,795      6,840      2,180      2,400      1,063
 SMITH BARNEY HIGH INCOME PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.300    $ 1.291    $  1.162   $ 1.157    $ 0.988    $ 0.986     $1.000     $1.000
 Unit Value at end of period                  1.463      1.448       1.300     1.291      1.162      1.157      0.988      0.986
 Number of units outstanding at end of
   period (thousands)                        42,964      8,927      33,737     6,932     20,136      3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.222    $ 1.213    $  1.050   $ 1.046    $ 0.955    $ 0.954     $1.000     $1.000
 Unit Value at end of period                  1.240      1.228       1.222     1.213      1.050      1.046      0.955      0.954
 Number of units outstanding at end of
   period (thousands)                        87,411     18,731      77,554    16,662     47,317     12,187     14,141      5,898
 SMITH BARNEY LARGE CAP VALUE PORTFOLIO
   (6/94)* (formerly Smith Barney Income
   and Growth)
 Unit Value at beginning of period          $ 1.528    $ 1.517    $  1.291   $ 1.285    $ 0.981    $ 0.980     $1.000     $1.000
 Unit Value at end of period                  1.913      1.894       1.528     1.517      1.291      1.285      0.981      0.980
 Number of units outstanding at end of
   period (thousands)                        71,149     15,383      57,479    12,170     31,343      7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.098    $ 1.090    $  1.058   $ 1.054    $ 1.016    $ 1.014     $1.000     $1.000
 Unit Value at end of period                  1.140      1.129       1.098     1.090      1.058      1.054      1.016      1.014
 Number of units outstanding at end of
   period (thousands)                        38,097      8,619      49,672    10,176     36,637      9,063      7,171      3,748
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.252    $ 1.243    $  1.170   $ 1.165    $ 1.009    $ 1.007     $1.000     $1.000
 Unit Value at end of period                  1.332      1.319       1.252     1.243      1.170      1.165      1.009      1.007
 Number of units outstanding at end of
   period (thousands)                        51,769     12,724      43,898    11,789     26,078      8,650      5,803      3,683
 SMITH BARNEY PACIFIC BASIN PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 0.983    $ 0.977    $  0.910   $ 0.906    $ 0.899    $ 0.898     $1.000     $1.000
 Unit Value at end of period                  0.700      0.693       0.983     0.977      0.910      0.906      0.899      0.898
 Number of units outstanding at end of
   period (thousands)                        10,584      3,228      10,513     3,487      6,024      2,351      1,842        978

                                                                                                                  PERIOD FROM
                                                                                                                 JUNE 2, 1994
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED         (EFFECTIVE DATE)
                                             DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995         DE1994ER
                                            STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
---------------------------------------------------------------------------------------------------------------------------------
 MFS TOTAL RETURN PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.376    $ 1.366    $  1.216   $ 1.211    $ 0.979    $ 0.977     $1.000     $1.000
 Unit Value at end of period                  1.648      1.632       1.376     1.366      1.216      1.211      0.979      0.977
 Number of units outstanding at end of
   period (thousands)                        83,829     17,373      68,236    14,690     41,813      9,473      9,099      3,479
 AIM CAPITAL APPRECIATION PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.088    $ 1.084    $  0.958   $ 0.957    $ 1.000    $ 1.000     $   --     $   --
 Unit Value at end of period                  1.206      1.198       1.088     1.084      0.958      0.957         --         --
 Number of units outstanding at end of
   period (thousands)                        91,234     15,591      71,085    12,862     20,366      5,394         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period          $ 1.550    $ 1.541    $  1.251   $ 1.247    $ 1.010    $ 1.010     $1.000     $1.000
 Unit Value at end of period                  1.790      1.775       1.550     1.541      1.251      1.247      1.010      1.010
 Number of units outstanding at end of
   period (thousands)                        75,812     11,853      58,898     9,169     32,564      4,874      1,109        277
TRAVELERS SERIES TRUST:
 MFS EMERGING GROWTH PORTFOLIO (11/96)*
 Unit Value at beginning of period          $ 1.005    $ 1.005    $  1.000   $ 1.000    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.204      1.200       1.005     1.005         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                        19,166      4,600       4,790       780         --         --         --         --
SMITH BARNEY CONCERT ALLOCATION SERIES
 INC.:
 SELECT HIGH GROWTH PORTFOLIO** (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.090      1.087          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           603        231          --        --         --         --         --         --
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 0.995    $ 0.995    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.099      1.097          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                         2,262      1,403          --        --         --         --         --         --
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.093      1.091          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                         3,115        778          --        --         --         --         --         --
 SELECT CONSERVATIVE PORTFOLIO** (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.108      1.105          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           640        188          --        --         --         --         --         --
 SELECT INCOME PORTFOLIO** (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.106      1.104          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           425        279          --        --         --         --         --         --

* Reflects date money was first applied to this funding option through the Separate Account. Condensed financial information is shown as of this date.

** Not available to new Contract Owners after May 1,1998, in most States.

The financial statements of Fund BD are contained in the Annual Report to Contract Owners, which is incorporated by reference in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund BD or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund BD or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least 6 months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

                                   APPENDIX C
--------------------------------------------------------------------------------

ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997. Under the enhanced death benefit, IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the contract value less any applicable premium tax or outstanding loans.

The guaranteed death benefit is equal to the purchase payments made to the Contract (minus surrenders and applicable premium tax) increased by 5% on each contract date anniversary, but not beyond the contract date anniversary following the annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total of purchase payments minus surrenders and outstanding loans and minus applicable premium tax.

IF THE ANNUITANT DIES ON OR AFTER AGE 75, BUT BEFORE AGE 85 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the annuitant's 75th birthday, plus additional purchase payments, minus surrenders and applicable premium tax; or (2) the contract value less any applicable premium tax and outstanding loans.

IF THE ANNUITANT DIES ON OR AFTER AGE 85 BUT BEFORE THE MATURITY DATE, the Company will pay to the Beneficiary a death benefit equal to the contract value less any applicable premium tax and outstanding loans.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Performance Information
        Valuation of Assets
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

-------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 1998 (Form No. L-12253S) are available without charge. To request a copy, please clip this coupon on the dotted line, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
================================================================================

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